Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disaggregation of Revenue [Line Items]
Total	$ 95,257,538	$ 185,349,630	$ 121,961,057
Ocean freight revenue [Member]
Disaggregation of Revenue [Line Items]
Total	94,523,562	178,126,765	110,113,752
Vessel service revenue [Member]
Disaggregation of Revenue [Line Items]
Total	$ 733,976	$ 7,222,865	$ 11,847,305